JOINT VENTURE AGREEMENT	6 Months Ended
Jun. 30, 2013
JOINT VENTURE AGREEMENT [Abstract]
JOINT VENTURE AGREEMENT

NOTE 8 - JOINT VENTURE AGREEMENT

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At June 30, 2013 and December 31, 2012,  the Company paid $163,456 and $134,000,

respectively  in costs to drill an oil and gas well in  Archer  County  Texas as part of the JV Agreement  entered into between the Company and HEDC. The Company will  receive  revenues  and be  responsible  for 49% of the  costs to drill and complete each well the Company  elects to participate in on such leases that are part of the JV Agreement.